Consolidated Statement of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 7,961.0	$ 7,250.0	$ 5,634.7
Cost of sales	7,182.5	6,613.7	5,147.7
Gross profit	778.5	636.3	487.0
Selling, general and administrative expenses (SG&A)	279.6	279.9	245.1
Research and development	60.9	46.3	38.4
Amortization of intangible assets	39.6	40.1	25.5
Other charges, net of recoveries	15.2	6.7	10.3
Earnings from operations	383.2	263.3	167.7
Finance costs	76.6	59.7	31.7
Earnings before income taxes	306.6	203.6	136.0
Income tax expense (recovery)
Current	63.9	88.7	40.9
Deferred	(1.9)	(30.6)	(8.8)
Income tax expense	62.0	58.1	32.1
Net earnings	$ 244.6	$ 145.5	$ 103.9
Basic earnings per share (in dollars per share)	$ 2.04	$ 1.18	$ 0.82
Diluted earnings per share (in dollars per share)	$ 2.03	$ 1.18	$ 0.82
Shares used in computing per share amounts (in millions):
Basic (in shares)	120.1	123.5	126.7
Diluted (in shares)	120.3	123.6	126.7